OTHER FINANCIAL ASSETS - Disclosure of other financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other current financial assets	$ 9,013	$ 7,014
Other non current financial assets	2,989	2,902
Marketable securities [Member]
Disclosure of financial assets [line items]
Other current financial assets	2,568	3,110
Copper price options [Member]
Disclosure of financial assets [line items]
Other current financial assets	6,184	3,904
Fuel call options [Member]
Disclosure of financial assets [line items]
Other current financial assets	261	0
Investment in private companies [Member]
Disclosure of financial assets [line items]
Other non current financial assets	1,200	1,200
Reclamation deposits [Member]
Disclosure of financial assets [line items]
Other non current financial assets	434	434
Restricted cash [Member]
Disclosure of financial assets [line items]
Other non current financial assets	$ 1,355	$ 1,268